                                                                    Rule 497(e)
                                                              File Nos. 2-91556
                                                                   and 811-4052
                                                                            and
                                                             File Nos. 33-49552
                                                                   and 811-6740
                                                                            and
                                                             File Nos. 811-4006
                                                                    and 2-90518
                                                                            and
                                                             File Nos. 33-28844
                                                                   and 811-5812


                                   SUPPLEMENT
                            DATED FEBRUARY 27, 2004
          TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 2003
                FOR THE FUNDS AND SHARE CLASSES INDICATED BELOW

The Fund invests in securities through an underlying mutual fund. On February 27, 2004 the underlying fund, Cash Reserves Portfolio, changed its name to Liquid Reserves Portfolio. All references to Cash Reserves Portfolio in the Prospectus and Statement of Additional Information shall now refer to Liquid Reserves Portfolio.

Citi Cash Reserves                             Citi Premium Liquid Reserves

Citi Institutional Liquid Reserves             Citi Institutional Money Reserves

Citi Institutional Liquid Reserves
Class A Shares

SVB Securities Institutional Liquid
Reserves Shares a class of Citi
Institutional Liquid Reserves

SVB Securities Liquid Reserves
Shares a class of Citi Institutional
Liquid Reserves



                                                                        FD02923

                                                                    Rule 497(e)
                                                             File Nos. 33-49552
                                                                   and 811-6740


                                   SUPPLEMENT
                            DATED FEBRUARY 27, 2004
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 2003
                  FOR THE FUND AND SHARE CLASS INDICATED BELOW

The Fund invests in securities through an underlying mutual fund. On February 27, 2004 the underlying fund, Institutional Reserves Portfolio, changed its name to Prime Cash Reserves Portfolio. All references to Institutional Reserves Portfolio in the Prospectus and Statement of Additional Information shall now refer to Prime Cash Reserves Portfolio.

Citi Institutional Cash Reserves

SVB Securities Horizon Shares a
class of Citi Institutional Cash
Reserves

                                                                        FD02928